Derivative Instruments and Hedging Activities (Gains or Losses Recognized in AOCI for the Cash Flow Hedges) (Details) - THE DAYTON POWER AND LIGHT COMPANY [Member] - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Forward Contract Power [Member]
Derivative Instrument, loss from discontinued operations						$ (5.5)	$ (29.2)
Beginning accumulated derivative gain / (loss) in AOCI				$ 0.0	$ 0.0	(4.3)	9.2
Net gains / (losses) associated with current period hedging transactions						11.9	15.7
Ending accumulated derivative gain / (loss) in AOCI						0.0	(4.3)
Derivative Instrument, transfer of generation assets of subsidiary						(2.1)
Interest Rate Contract [Member]
Beginning accumulated derivative gain / (loss) in AOCI	$ (0.3)	$ 1.6	$ 0.6	1.4	1.4	1.6	2.0
Net gains / (losses) associated with current period hedging transactions	(0.1)	0.0	(0.9)	0.5	(0.1)	0.5	0.4
Ending accumulated derivative gain / (loss) in AOCI	(0.4)	1.4	(0.4)	1.4	0.6	1.4	1.6
Portion expected to be reclassified to earnings in the next twelve months	(0.2)		$ (0.2)		$ 0.7
Maximum length of time that we are hedging our exposure to variability in future cash flows related to forecasted transactions (in months)			11 months		20 months
Interest Expense [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 0.0	$ (0.2)	$ (0.1)	$ (0.5)	$ (0.7)	$ (0.7)	$ (0.8)